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                              Weitz Series Fund, Inc.
                            One Pacific Place, Suite 600
                               1125 South 103 Street
                             Omaha, Nebraska 68124-6008


                                                      August 3, 1999

Securities & Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington D.C.  20549

     Re:  Weitz Series Fund, Inc.
          33 Act Reg. No. 33-24263
          40 Act Reg. No. 811-5661

Ladies and Gentlemen:

  On behalf of Weitz Series Fund, Inc. and in conjunction with the filing requirements of Rule 497(c), I hereby certify that there have been no material changes in the Prospectus and Statement of Additional Information used after July 30, 1999, the effective date of the filing of Form N1-A of Weitz Series Fund, Inc. from the Prospectus and Statement of Additional Information included in such filing.


                                        Sincerely,

                                        /s/ Mary K. Beerling

                                        Mary K. Beerling
                                        Vice President
                                         Weitz Series Fund, Inc.